RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2025
Prior Period Adjustment [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 15 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company determined that previously issued consolidated financial statements for the fiscal year ended December 31, 2024 and 2023 contained in the Company’s Form 20-F filed on May 13, 2025, unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024 contained in the Company’s Form 6-K filed on November 19, 2024 should be amended required by ASC 260-10-55-12, 505-10-S99-4, and 505-20-30-6 to reflect the following items:

	Previously	Reclassification &
	stated	Restatement	Restated
For the six months ended June 30, 2024
Consolidated statements of operations and comprehensive income/(loss)
Continuing operations - Basic and Diluted(2)	$(0.44)	$(21.45)	$(21.89)
Discontinuing operations - Basic and Diluted(2)	$(0.18)	$(8.69)	$(8.87)
Net income(loss) per common share - Basic and Diluted(1)	$(0.62)	$(30.14)	$(30.76)
Weighted average Class A ordinary shares outstanding, basic and diluted(1)	24,254,842	(23,769,784)	485,058

	Previously	Reclassification &
	stated	Restatement	Restated
As of December 31, 2024 and 2023
Consolidated balance sheets
Class A Ordinary Shares(1)	$24,255	$(2)	$24,253
Class B Ordinary Shares(1)	$2,100	$-	$2,100
Additional paid-in capital(1)	$26,502,856	$2	$26,502,858

(1)	On June 3, 2025, the Company completed the Consolidation for reverse share split. After the reverse share split, the Company’s authorized capitalization is 4,000,000 Class A ordinary shares with a par value of $0.05 per share, and 4,000,000 Class B ordinary shares with a par value of $0.05 per share. The issued and outstanding number of shares of the Company’s Class A ordinary shares was correspondingly decreased to 1,974,163, and the issued number of shares of the Company’s Class B ordinary shares was correspondingly decreased to 42,000.

As of December 31, 2024, the balances of Class A Ordinary Shares, Class B Ordinary Shares and additional paid-in capital were $24,253, $2,100 and $26,502,858, retrospectively restated for effect of the reverse stock split on June 3, 2025.

(2)	The restatements for basic and diluted earnings per share for unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024 reflected changes of restatements of issued and outstanding common stock for effect of the reverse Stock Split on June 3, 2025.